Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Licenses	Activity related to U.S. Cellular's Licenses is presented below.

	2019	2018
(Dollars in millions)
Balance at beginning of year	$2,186	$2,223
Acquisitions	267	8
Transferred to Assets held for sale	—	(51)
Divestitures	(10)	(11)
Exchanges - Licenses received	26	18
Exchanges - Licenses surrendered	—	(1)
Capitalized interest	2	—
Balance at end of year	$2,471	$2,186